UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

Hilton Yield Plus Fund
Schedule of Investments
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 32.1%
Consumer Non Cyclical - 9.9%
B&G Foods, Inc.	5,200	$180,076
Dr. Pepper Snapple Group, Inc.	2,500	120,650
General Mills, Inc.	3,500	176,505
Kraft Foods Group, Inc.	2,450	130,144
Nestle - ADR	2,600	190,086
Pfizer, Inc.	4,075	129,300
		926,761
Energy - 3.8%
Plains GP Holdings, Class A *	4,100	96,350
Williams Companies, Inc.	7,300	257,106
		353,456

Financial - 18.4%
Bryn Mawr Bank Corp.	4,000	121,120
Community Bank System, Inc.	2,800	108,808
Federated Investors, Inc., Class B	4,500	122,805
Heritage Financial Corp.	6,100	104,920
Home Loan Servicing Solutions Ltd.	11,000	255,970
Medley Capital Corp.	14,250	204,202
MunichRe - ADR	4,500	98,640
New Residential Investment Corp. - REIT	29,000	175,160
Newcastle Investment Corp. - REIT	31,100	170,739
RAIT Financial Trust - REIT	21,000	172,410
Sterling Bancorp	15,250	200,385
		1,735,159
Total Common Stocks
(Cost $2,922,614)		3,015,376

PREFERRED STOCKS - 16.7%
Consumer Cyclical - 1.7%
M/I Homes, Inc., Series A	6,125	157,719
Financial - 15.0%
Arlington Asset Investment Corp.	6,000	130,290
Bank of America Corp., Series H	7,200	122,904
Citigroup Capital IX	13,000	324,610
Colony Financial, Inc., Series A	5,150	130,269
Countrywide Capital IV, Series A	11,000	276,210
CYS Investments, Inc., Series A	5,650	120,910
HCI Group, Inc.	6,300	165,942
HSBC USA, Inc., Series F	7,200	137,520
		1,408,655
Total Preferred Stocks
(Cost $1,578,472)		1,566,374

EXCHANGE TRADED FUNDS - 14.6%
JPMorgan Alerian MLP Index ETN	6,015	274,104
PowerShares Senior Loan Portfolio	41,000	1,017,620
ProShares Short S&P 500 Fund *	3,250	84,208
Total Exchange Traded Funds
(Cost $1,374,619)		1,375,932

MASTER LIMITED PARTNERSHIPS - 10.8%
Enterprise Products Partners L.P.	4,750	299,108
Magellan Midstream Partners, L.P.	4,500	279,630
Plains All American Pipeline, L.P.	5,000	257,850
Tallgrass Energy Partners L.P.	7,015	174,533
Total Master Limited Partnerships
(Cost $971,078)		1,011,121

CLOSED END FUND - 2.9%
Alpine Total Dynamic Dividend Fund	66,750	275,010
(Cost $273,763)

SHORT-TERM INVESTMENT - 22.7%
Fidelity Insitutional Money Market Portfolio, 0.05% ^	2,138,248	2,138,248
(Cost $2,138,249)

Total Investments - 99.8%
(Cost $9,258,795)		9,382,061
Other Assets and Liabilities, Net - 0.2%		19,714
Total Net Assets - 100.0%		$9,401,775

* Non-income producing security
^ Variable rate security - The rate is the rate in effect as of November 30, 2013.

ADR - American Depositary Receipt
ETN - Exchange Traded Note
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2013:
	Level 1	Level 2	Level 3	Total
Common Stocks	$3,015,376	$-		$3,015,376
Preferred Stocks	1,305,815	260,559	-	1,566,374
Exchange Traded Funds	1,375,932	-	-	1,375,932
Master Limited Partnerships	1,011,121	-	-	1,011,121
Closed End Fund	275,010	-	-	275,010
Short-Term Investment	2,138,248	-	-	2,138,248
Total Investments	$9,121,502	$260,559	$-	$9,382,061

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at November 30, 2013 was as follows*:

Hilton Yield Plus Fund

Cost of investments	$9,258,795

Gross unrealized appreciation	191,127
Gross unrealized depreciation	(67,861)
Net unrealized appreciation	$123,266

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  January 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  January 17, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  January 17, 2014